Intangible Assets and Goodwill - Schedule Of Intangible Assets And Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2012	Dec. 27, 2011
Amortized intangible assets:
Gross carrying amount	$ 2,190	$ 2,123
Accumulated amortization	(1,077)	(908)
Net amortized intangible assets	1,113	1,215
Unamortized intangible assets:
Unamortized intangible assets	110,643	111,381
Goodwill [Member]
Unamortized intangible assets:
Unamortized intangible assets	75,365	76,103
Trade names [Member]
Unamortized intangible assets:
Unamortized intangible assets	34,893	34,893
Liquor license permits [Member]
Unamortized intangible assets:
Unamortized intangible assets	385	385
Favorable leasehold interests [Member]
Amortized intangible assets:
Gross carrying amount	848	848
Accumulated amortization	(639)	(549)
Licensing contract rights [Member]
Amortized intangible assets:
Gross carrying amount	1,077	1,077
Accumulated amortization	(399)	(333)
Other [Member]
Amortized intangible assets:
Gross carrying amount	265	198
Accumulated amortization	$ (39)	$ (26)